Trade and other receivables - Tax claims (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		$ 659,563,000
Tax claim liability		(113,178,000)	$ (113,178,000)
Tax claims		546,385,000
Buenaventura
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		2,596,000
Tax claims		2,596,000
Other Subsidiaries
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		17,239,000
Tax claims		17,239,000
Contacto Corredores de Seguros S.A. | Howden Hodco Peru S.A
Disclosure of Trade and other receivables, net [Line Items]
Receivable on sale of subsidiary		14,500,000
Present value of receivables from sale of subsidiary	$ 4,900,000	12,500,000
Present value of receivables from sale of subsidiary deferred		7,600,000
Expenses from updating of accounts receivables		1,956,000	$ 0	$ 0
Forced Payments of Tax Debts Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		639,728,000
Tax claim liability		(113,178,000)
Tax claims		526,550,000
Forced Payments of Tax Debts in 2007 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		183,516,000
Tax claims		183,516,000
Forced Payments of Tax Debts in 2008 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		262,408,000
Tax claims		262,408,000
Forced Payments of Tax Debts in 2009 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		86,170,000
Tax claim liability		(35,223,000)
Tax claims		50,947,000
Forced Payments of Tax Debts in 2010 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		100,322,000
Tax claim liability		(77,955,000)
Tax claims		22,367,000
Forced Payments of Tax Debts in 2014 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		1,516,000
Tax claims		1,516,000
Forced Payments of Tax Debts in 2017 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		2,490,000
Tax claims		2,490,000
Forced Payments of Tax Debts in 2018 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements		3,306,000
Tax claims		$ 3,306,000